STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended		55 Months Ended	64 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash Flows from Operating Activities:
Net loss	$ (2,870,947)	$ (353,852)	$ (954,677)	$ (9,485)	$ (1,030,196)	$ (3,901,143)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation expense	0	0		2,333	5,833	5,833
Stock-based compensation	1,851,782	0	107,772		107,772	1,959,554
Loss on disposal of assets	0	0		1,167	1,167	1,167
Impairment of mineral property	0	50,124	50,124		50,124	50,124
Accretion on promissory note	75,880	0				75,880
Shares issued for services	126,500	0			17,500	144,000
Gain on debt settlement	0	(17,631)	(17,631)		(17,631)	(17,631)
Changes in Assets and Liabilities
Decrease (increase) in prepaid expenses	0	(35,000)	(25,000)		(25,000)	(25,000)
Increase (decrease) in accounts payable	41,942	95,322	21,519	785	29,010	70,952
Increase in accrued expenses - related party	16,439	39,250	647	5,200	10,725	27,164
Net Cash Provided by (Used in) Operating Activities	(758,404)	(221,787)	(817,246)		(850,696)	(1,609,100)
Cash Flows used in Investing Activities:
Acquisition of property and equipment	0	0			(7,000)	(7,000)
Payment on mineral property options	(85,000)	(80,124)	(110,124)		(110,124)	(195,124)
Net Cash Used in Investing Activities	(85,000)	(80,124)	(110,124)		(117,124)	(202,124)
Cash Flows from Financing Activities:
Common stock issued for cash	1,000,500	1,008,531	1,045,436		1,085,886	2,086,386
Advances provided by related parties	0	100				0
Net Cash Provided by Financing Activities	1,000,500	1,008,631	1,045,436		1,085,886	2,086,386
Net Increase in Cash	157,096	706,720	118,066		118,066	275,162
Cash- Beginning	118,066	0	0		0	0
Cash- Ending	275,162	706,720	118,066	0	118,066	275,162
Supplemental Cash Flow Information:
Cash paid for interest	0	0				0
Cash paid for income taxes	0	0				0
Non-cash Investing and Financing Item:
Shares issued for services	126,500	0			17,500	144,000
Promissory note issued for mineral property	$ 1,208,646	$ 0				$ 1,208,646